Inventories	12 Months Ended
Mar. 31, 2015
Inventories

4. Inventories:

“Inventories” as of March 31, 2014 and 2015 comprised the following:

	Millions of yen
	2014	2015
Finished goods	¥229,473	¥183,325
Materials and supplies	2,653	2,950

Total	¥232,126	¥186,275